SEMIANNUAL REPORT JUNE 30, 2002

Oppenheimer
Multiple Strategies Fund/VA

A Series of Oppenheimer Variable Account Funds

                                                               [GRAPHIC OMITTED]
                                                      OPPENHEIMER FUNDS LOGO ART

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OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
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OBJECTIVE

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA, a series of Oppenheimer Variable Account Funds, seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

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NARRATIVE BY RICHARD RUBINSTEIN, PORTFOLIO MANAGER.

For the six-months ended June 30, 2002, Oppenheimer Multiple Strategies Fund/VA, on a relative basis, slightly underperformed its peer group, the Lipper Balance Fund/VA category.(1)

   Since the Fund is broadly diversified, it spreads risks among various asset classes, investment styles and capitalization ranges. This helped to protect the Fund from the market volatility and declines during the period. However, even in times of market weakness, we continued to be opportunistic buyers, purchasing a number of fundamentally sound stocks at attractive prices.

   We began to see indications that the U.S. economy was emerging from recession. However, the pace of recovery proved uneven. In particular, most growth-oriented technology and telecommunications companies continued to suffer from relatively low levels of corporate capital spending. The market's uncertainties were heightened by the accounting irregularities that surfaced at a few well-known companies, raising broader concerns regarding the integrity of corporate reporting. International political tensions further undermined confidence in the market.

   During the period, the Fund received positive performances from four main sectors: consumer, media, energy and specialty chemical. The consumer area continued to show strength, as the economic recovery was stronger than most had expected. The media sector, which includes advertising and entertainment stocks, benefited from a strong recovery in ad sales. Energy stocks performed well as the sector was helped by a rebound in energy prices. Finally, specialty chemicals, an overweight position for the Fund, continue to provide strong returns benefiting performance.

   The two main sectors that detracted from performance were technology and telecommunications.

However, even with both of these sectors down, we continued to look for favorable investment opportunities in companies, which should increase market share in a turnaround.

   In looking at the fixed income investments, the Fund's holdings of U.S Treasury securities, mortgage-backed securities and international bonds provided particularly strong returns. However, they were partially offset by losses in our high-yield corporate and emerging market bonds. Emerging markets dropped from peak levels as uncertainties about the situations in Argentina and Brazil continue to linger. However, the Fund's concentration in Brady Bonds proved less volatile than the benchmark's for fixed-income securities, the Lehman Brothers Aggregate Bond Index.

1. Total returns include changes in net asset value per share but do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account, and can be provided by the separate account product sponsor. The Fund's performance is compared to the average of the total return of the 619 funds in the Lipper Balanced Fund/VA category for the six-month period ended 6/30/02.



2 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

    The Fund's makeup has stayed fairly consistent over the course of the period, holding about 53% in stocks, 30% in bonds and 17% in cash. The high cash allotment allows us to be opportunistic buyers, in this weak market environment. The Fund continues to have a value tilt, with about a 2-to-1 value/growth ratio.

    Going forward, the Fund has shifted some focus to large-cap stocks and the health care sector. We have added such large-cap companies as Merrill Lynch & Co., Inc., AT&T Corp. and American International Group, Inc. during the period. Our belief, now that the dollar has weakened and foreign currencies have strengthened, is that large-cap companies will take advantage of and receive better returns from their international divisions. Even though our health care holdings detracted from performance for the period, we continue to believe in the long-term strength of the sector. We are shifting this sector to an overweight position within the Fund.

    Although we expect continuing political, economic and market uncertainty to limit broad stock market gains, we have continued to be opportunistic and to look for attractive opportunities in individual stocks. In fact, we believe that our balanced approach to investing is particularly well suited to investment climates like this one. This conservative, disciplined and diversified approach to investing is what makes Oppenheimer Multiple Strategies Fund/VA an important part of THE RIGHT WAY TO INVEST.

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



3 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

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STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited
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                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--51.7%

--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Borg-Warner Automotive, Inc.(1,2)                       20,000     $  1,155,200
Delphi Corp.                                           110,000        1,452,000
                                                                   -------------
                                                                      2,607,200
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Brinker International, Inc.(1,2)                        78,000        2,476,500
MGM Mirage, Inc.(1,2)                                   22,000          742,500
                                                                   -------------
                                                                      3,219,000
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Matsushita Electric Industrial
   Co. Ltd., Sponsored ADR                              82,000        1,134,060
Nintendo Co. Ltd.                                       10,000        1,472,551
Sony Corp.                                              13,000          686,551
Sony Corp., Sponsored ADR                                6,000          318,600
                                                                   -------------
                                                                      3,611,762
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.4%
Callaway Golf Co.(2)                                   122,000        1,932,480
Hasbro, Inc.(2)                                         90,000        1,220,400
Mattel, Inc.                                           138,000        2,909,045
Shimano, Inc.                                          100,000        1,356,583
                                                                             --
                                                                   -------------
                                                                      7,418,508
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MEDIA--3.7%
Cox Radio, Inc., Cl. A(1,2)                             48,300        1,164,030
EchoStar Communications
   Corp., Cl. A(1)                                      96,000        1,781,760
General Motors Corp., Cl. H(1,2)                        36,000          374,400
Martha Stewart Living
   Omnimedia, Inc., Cl. A(1)                            59,000          676,730
News Corp. Ltd. (The),
   Sponsored ADR, Preference                            56,000        1,106,000
Omnicom Group, Inc.                                     45,700        2,093,060
Reed Elsevier plc                                      144,000        1,368,578
SCMP Group Ltd.                                      1,608,000          932,846
SES Global, FDR                                         80,000          790,080
Viacom, Inc., Cl. B(1)                                 200,000        8,874,000
                                                                   -------------
                                                                     19,161,484
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MULTILINE RETAIL--0.3%
Federated Department Stores, Inc.(1,2)                  42,100        1,671,370
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Borders Group, Inc.(1,2)                                60,000        1,104,000
Children's Place Retail Stores, Inc.(1,2)               27,500          728,777
Gap, Inc. (The)                                        115,100        1,634,420
Talbots, Inc. (The)(2)                                  30,000        1,050,000
Tiffany & Co.                                           24,800          872,960
                                                                   -------------
                                                                      5,390,157

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES & APPAREL--0.5%
Jones Apparel Group, Inc.(1,2)                          23,500   $      881,250
Nike, Inc., Cl. B(2)                                    32,500        1,743,625
                                                                   -------------
                                                                      2,624,875
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CONSUMER STAPLES--2.9%
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FOOD & DRUG RETAILING--0.0%
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar,
   Sponsored ADR                                        14,000          249,060
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FOOD PRODUCTS--1.3%
ConAgra Foods, Inc.                                     78,000        2,156,700
Sara Lee Corp.                                          30,000          619,200
Tyson Foods, Inc., Cl. A                               151,000        2,342,010
Unilever NV, NY Shares                                  26,000        1,684,800
                                                                   -------------
                                                                      6,802,710
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PERSONAL PRODUCTS--0.9%
Estee Lauder Cos., Inc. (The), Cl. A                    36,000        1,267,200
Wella AG                                                55,900        3,240,641
                                                                   -------------
                                                                      4,507,841
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TOBACCO--0.7%
Philip Morris Cos., Inc.                                82,000        3,581,760
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ENERGY--4.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Cooper Cameron Corp.(1,2)                               28,000        1,355,760
Core Laboratories NV(1)                                 67,000          805,340
GlobalSantaFe Corp.                                     69,000        1,887,150
Noble Corp.(1,2)                                        60,600        2,339,160
Petroleum Geo-Services ASA,
   Sponsored ADR(1)                                    140,000          504,000
Transocean, Inc.(2)                                     24,000          747,600
                                                                   -------------
                                                                      7,639,010
--------------------------------------------------------------------------------
OIL & GAS--3.0%
Devon Energy Corp.(2)                                   46,000        2,266,880
Houston Exploration Co.(1)                              24,400          707,600
Murphy Oil Corp.(2)                                     12,600        1,039,500
Ocean Energy, Inc.                                      40,000          866,800
Petroleo Brasileiro SA, Preference                      33,300          575,931
Talisman Energy, Inc.                                   64,000        2,871,984
TotalFinaElf SA, B Shares                                1,700          276,014
TotalFinaElf SA, Sponsored ADR                          17,100        1,383,390
Unocal Corp.(2)                                        130,000        4,802,200
Westport Resources Corp.(1)                             50,000          820,000
                                                                   -------------
                                                                     15,610,299



4 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

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                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--7.8%
--------------------------------------------------------------------------------
BANKS--3.1%
Bank of America Corp.(2)                                87,500     $  6,156,500
Bank of New York Co., Inc. (The)                        50,000        1,687,500
BBVA Banco Frances SA, ADR(1)                           15,833           22,958
ICICI Bank Ltd., Sponsored ADR                          44,375          310,625
U.S. Bancorp                                            89,000        2,078,150
UBS AG(1)                                               25,050        1,259,822
UniCredito Italiano SpA                                414,000        1,872,608
Washington Mutual, Inc.                                 77,000        2,857,470
                                                                   -------------
                                                                     16,245,633
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--1.7%
J.P. Morgan Chase & Co.                                235,000        7,971,200
Merrill Lynch & Co., Inc.                               20,000          810,000
Morgan Stanley                                           4,500          193,860
Perez Companc SA,
   Sponsored ADR(1)                                     14,880           84,816
                                                                   -------------
                                                                      9,059,876
--------------------------------------------------------------------------------
INSURANCE--0.8%
American International Group, Inc.                      17,500        1,194,025
Hartford Financial Services
   Group, Inc.                                          40,000        2,378,800
Zurich Financial Services AG                             2,400          484,580
                                                                   -------------
                                                                      4,057,405
--------------------------------------------------------------------------------
REAL ESTATE--2.2%
Camden Property Trust                                   28,000        1,036,840
CarrAmerica Realty Corp.                                33,000        1,018,050
Developers Diversified Realty Corp.                    100,000        2,250,000
Equity Office Properties Trust                          46,000        1,384,600
Health Care Property Investors, Inc.                    33,800        1,450,020
Host Marriott Corp.                                    270,000        3,051,000
IRSA Inversiones y
   Representaciones SA,
   Sponsored GDR(1)                                     16,195           66,399
Shurgard Storage Centers, Inc.                          44,000        1,526,800
                                                                   -------------
                                                                     11,783,709
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HEALTH CARE--7.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Affymetrix, Inc.(1,2)                                   41,000          983,590
Biogen, Inc.(1)                                         10,000          414,300
Human Genome Sciences, Inc.(1,2)                        73,500          984,900
Millennium Pharmaceuticals, Inc.(1,2)                   35,000          425,250
Wyeth                                                   46,000        2,355,200
                                                                   -------------
                                                                      5,163,240

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Boston Scientific Corp.(1,2)                            56,000        1,641,920
Guidant Corp.(1)                                        55,000        1,662,650


                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
Sun Healthcare Group, Inc.(1)                              496     $      7,998
                                                                   -------------
                                                                      3,312,568
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
Anthem, Inc.(1,2)                                       23,400        1,579,032
Covance, Inc.(1)                                       125,500        2,353,125
Healthsouth Corp.(1)                                   125,000        1,598,750
Humana, Inc.(1)                                        108,000        1,688,040
Quintiles Transnational Corp.(1)                       108,000        1,348,920
Service Corp. International(1)                         265,000        1,279,950
                                                                   -------------
                                                                      9,847,817
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.3%
Abbott Laboratories                                     77,000        2,899,050
AstraZeneca plc                                         38,000        1,579,457
Bristol-Myers Squibb Co.                                45,000        1,156,500
GlaxoSmithKline plc, ADR                                62,000        2,674,680
Johnson & Johnson(2)                                    78,000        4,076,280
Merck & Co., Inc.                                       44,000        2,228,160
Novartis AG                                             74,800        3,289,431
Pliva d.d., GDR(3)                                      20,000          294,800
Schering-Plough Corp.                                   95,000        2,337,000
Watson Pharmaceuticals, Inc.(1)                         80,200        2,026,654
                                                                   -------------
                                                                     22,562,012
--------------------------------------------------------------------------------
INDUSTRIALS--3.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Boeing Co.(2)                                           33,000        1,485,000
Northrop Grumman Corp.                                   4,600          575,000
Orbital Sciences Corp.(1)                                1,019            8,121
                                                                   -------------
                                                                      2,068,121
--------------------------------------------------------------------------------
AIR FREIGHT & COURIERS--0.2%
United Parcel Service, Inc., Cl. B                      19,000        1,173,250
--------------------------------------------------------------------------------
AIRLINES--0.3%
Delta Air Lines, Inc.(2)                                46,000          920,000
Singapore Airlines Ltd.                                116,000          846,955
                                                                   -------------
                                                                      1,766,955
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
GrafTech International Ltd.(1)                         195,000        2,398,500
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Pittston Brink's Group                                  79,000        1,896,000
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Active Power, Inc.(1)                                  137,000          494,570
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd.(2)                             113,000        1,526,630
--------------------------------------------------------------------------------
MACHINERY--0.4%
Komatsu Ltd.                                           196,000          701,519
Morgan Crucible Co. plc                                321,800          553,993
Wolverine Tube, Inc.(1)                                 83,600          631,180
                                                                   -------------
                                                                      1,886,692



5 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

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--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                        SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp.                      46,000     $  1,380,000
Swift Transportation Co., Inc.(1,2)                     90,000        2,097,000
                                                                   -------------
                                                                      3,477,000
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.9%
Brocade Communications
   Systems, Inc.(1)                                     67,400        1,178,152
Cisco Systems, Inc.(1)                                  97,000        1,353,150
Juniper Networks, Inc.(1)                               45,000          254,250
Motorola, Inc.                                         133,000        1,917,860
                                                                   -------------
                                                                      4,703,412
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
EMC Corp.(1)                                            90,000          679,500
International Business
   Machines Corp.(2)                                   128,000        9,216,000
                                                                   -------------
                                                                      9,895,500
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Cognex Corp.(1,2)                                       73,000        1,463,650
Keyence Corp.                                            8,360        1,770,903
Millipore Corp.                                         32,000        1,023,360
SureBeam Corp., Cl. A(1)                                58,000          316,680
Thermo Electron Corp.                                   25,000          412,500
Waters Corp.(1,2)                                       55,000        1,468,500
                                                                   -------------
                                                                      6,455,593
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Check Point Software
   Technologies Ltd.(1)                                 60,000          813,600
Yahoo!, Inc.(1,2)                                       49,000          723,240
                                                                   -------------
                                                                      1,536,840
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES--0.4%
Titan Corp. (The)(1,2)                                 110,000        2,011,900
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Canon, Inc.                                             22,000          831,470
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.1%
Analog Devices, Inc.(1)                                 53,000        1,574,100
Applied Micro Circuits Corp.                            80,000          378,400
ASML Holding NV(1)                                      70,000        1,058,400
Intel Corp.                                            221,000        4,037,670
International Rectifier Corp.(1)                        17,000          495,550
KLA-Tencor Corp.(1,2)                                   43,000        1,891,570
Lam Research Corp.(1)                                   81,000        1,456,380
National Semiconductor Corp.(1,2)                       64,000        1,866,880
STMicroelectronics NV, NY
   Registered Shares                                    64,000        1,557,120
Teradyne, Inc.(1,2)                                     94,000        2,209,000
                                                                   -------------
                                                                     16,525,070

                                                                   MARKET VALUE
                                                        SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--1.3%
BEA Systems, Inc.(1)                                    83,000     $    789,330
Computer Associates
   International, Inc.(2)                               15,000          238,350
i2 Technologies, Inc.(1)                               150,000          222,000
Intuit, Inc.(1,2)                                        5,000          248,600
Peoplesoft, Inc.(1,2)                                   80,000        1,190,400
Red Hat, Inc.(1)                                       111,000          651,570
Reynolds & Reynolds Co., Cl. A                          30,900          863,655
Synopsys, Inc.(1,2)                                     35,000        1,918,350
Veritas Software Corp.(1,2)                             31,700          627,343
                                                                   -------------
                                                                      6,749,598
--------------------------------------------------------------------------------
MATERIALS--4.6%
--------------------------------------------------------------------------------
CHEMICALS--2.8%
Cabot Corp.(2)                                          75,400        2,160,210
Dow Chemical Co.                                        29,000          997,020
Engelhard Corp.(2)                                      80,000        2,265,600
Ferro Corp.                                             88,000        2,653,200
Hercules, Inc.(1,2)                                    142,000        1,647,200
International Flavors &
   Fragrances, Inc.(2)                                  64,000        2,079,360
Monsanto Co.                                            49,000          872,200
Praxair, Inc.(2)                                        36,000        2,050,920
                                                                   -------------
                                                                     14,725,710
--------------------------------------------------------------------------------
METALS & MINING--0.9%
Alcoa, Inc.                                             35,000        1,160,250
Companhia Vale do Rio Doce,
   Sponsored ADR                                        68,800        1,785,360
Quanex Corp.                                            38,095        1,664,752
                                                                   -------------
                                                                      4,610,362
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.9%
Georgia-Pacific Corp.                                  113,000        2,777,540
Sappi Ltd., Sponsored ADR                               50,000          701,000
UPM-Kymmene Oyj                                         34,000        1,338,435
                                                                   -------------
                                                                      4,816,975
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
SBC Communications, Inc.(2)                             10,500          320,250
Tele Norte Leste Participacoes
   SA (Telemar)                                     26,283,402          220,189
Tele Norte Leste Participacoes
   SA (Telemar), Preference                          3,077,585           30,738
Telefonica SA, BDR                                      16,262          134,637
WorldCom, Inc./WorldCom Group(1)                       375,000           33,750
                                                                   -------------
                                                                        739,564
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
AT&T Corp.                                             298,000        3,188,600




6 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                                   MARKET VALUE
                                                        SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
AT&T Wireless Services, Inc.(1)                        363,000     $  2,123,550
Millicom International Cellular SA(1)                  205,000          328,000
Telesp Celular Participacoes SA(1)                  49,153,261           68,802
                                                                   -------------
                                                                      5,708,952
--------------------------------------------------------------------------------
UTILITIES--1.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Edison International(1,2)                               41,000          697,000
Northeast Utilities Co.                                 86,000        1,617,660
Progress Energy, Inc.                                   28,000        1,456,280
Xcel Energy, Inc.                                       56,000          939,120
                                                                   -------------
                                                                      4,710,060
--------------------------------------------------------------------------------
GAS UTILITIES--0.5%
El Paso Corp.(2)                                        66,400        1,368,504
NiSource, Inc.                                          54,000        1,178,820
                                                                   -------------
                                                                      2,547,324
--------------------------------------------------------------------------------
MULTI-UTILITIES--0.5%
Energy East Corp.                                       65,000        1,469,000
NorthWestern Corp.                                      67,000        1,135,650
                                                                   -------------
                                                                      2,604,650
                                                                   -------------

Total Common Stocks (Cost $242,867,479)                             271,987,994
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%

Qwest Trends Trust, 5.75% Cv.(3)                        63,000          574,875
Rouse Co. (The), $3.00 Cv., Series B                    23,000        1,081,000
Sovereign Capital Trust II, 7.50%
   Cv. Preferred Income Equity
   Redeemable Stock, Units (each
   unit consists of one preferred
   plus one warrant to purchase
   5.3355 shares of Sovereign
   Bancorp common stock)(4)                             12,500        1,025,000
                                                                   -------------
Total Preferred Stocks (Cost $4,740,578)                              2,680,875

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%

Applera Corp./Applied Biosystems
   Group, Cl. G Wts., Exp. 9/11/03(1,5)                    249              747
Covergent Communications, Inc.
   Wts., Exp. 4/1/08(1,5)                                1,000               10
Health Facilities Holdings, Inc. Wts.,
   Exp. 9/27/09(1,5)                                     2,593              259
Mexico Value Rts., Exp. 6/30/03(1)                   4,450,000            1,152
Sun Healthcare Group, Inc. Wts.,
   Exp. 2/28/05(1,5)                                     1,241              621
                                                                   -------------
Total Rights, Warrants and
   Certificates (Cost $38,888)                                            2,789

                                                     PRINCIPAL     MARKET VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--5.7%

Federal Home Loan Mortgage
   Corp., Gtd. Multiclass Mtg.
   Pass-Through Certificates,
   7%, 5/1/29                                    $   2,649,211     $  2,748,345
Federal Home Loan Mortgage
   Corp., Interest-Only Stripped
   Mtg.-Backed Security:
     Series 203, Cl. IO, 6.50%,
     6/15/29(6)                                     10,250,892        2,260,002
     Series 204, Cl. IO, 6%,
     5/15/29(6)                                      9,967,942        2,317,547
Federal National Mortgage Assn.:
   6%, 5/1/16                                       16,898,666       17,263,000
   6.50%, 11/1/27 - 12/1/27                          2,345,552        2,400,696
Federal National Mortgage
   Assn. Nts.:
     5.125%, 2/13/04                                 1,750,000        1,816,498
     7.125%, 1/15/30                                   400,000          449,359
Government National
   Mortgage Assn., 8%, 4/15/23                         842,429          908,333
                                                                   -------------
Total Mortgage-Backed
   Obligations (Cost $29,343,152)                                    30,163,780
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--14.8%

U.S. Treasury Bonds:
   6%, 2/15/26                                         575,000          598,268
   7.50%, 11/15/16                                   1,310,000        1,576,922
   8.875%, 8/15/17                                   2,900,000        3,912,468
U.S. Treasury Bonds, STRIPS:
   6.30%, 8/15/25(7)                                10,965,000        2,788,586
   6.54%, 8/15/15(7)                                 6,035,000        2,893,945
   7.10%, 11/15/18(7)                               13,600,000        5,199,390
   7.26%, 11/15/18(7)                                8,500,000        3,259,971
   7.31%, 8/15/19(7)                                15,300,000        5,597,260
U.S. Treasury Nts.:
   3.50%, 11/15/06                                   5,000,000        4,912,505
   5%, 8/15/11                                       5,000,000        5,071,010
   5.75%, 8/15/03                                    3,300,000        3,432,518
   5.875%, 9/30/02                                  15,000,000       15,163,845
   6.125%, 8/15/07                                   3,500,000        3,815,896
   6.25%, 2/15/07                                    8,800,000        9,632,031
   6.375%, 8/15/02                                   5,000,000        5,031,895
   6.50%, 8/15/05 - 10/15/06                         4,655,000        5,114,830
                                                                   -------------
Total U.S. Government
   Obligations (Cost $72,632,672)                                    78,001,340




7 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--9.0%
--------------------------------------------------------------------------------
ARGENTINA--0.6%
Argentina (Republic of) Nts.,
   14.062%, 11/30/02(1,8)                          $13,125,000     $  2,428,125
Argentina (Republic of) Par Bonds,
   5.984%, 3/31/23(1,8)                              1,665,000          740,925
                                                                   -------------
                                                                      3,169,050
--------------------------------------------------------------------------------
AUSTRALIA--0.5%
New South Wales Treasury Corp.
   Gtd. Bonds, 7%, 4/1/04 [AUD]                      3,160,000        1,809,926
Queensland Treasury Corp.
   Global Exchangeable Gtd. Nts.,
   10.50%, 5/15/03 [AUD]                             1,800,000        1,054,938
                                                                   -------------
                                                                      2,864,864
--------------------------------------------------------------------------------
BRAZIL--2.8%
Brazil (Federal Republic of) Eligible
   Interest Bonds, 3.063%, 4/15/06(9)                8,915,200        7,154,448
Brazil (Federal Republic of) Debt
   Capitalization Bonds, Series
   20 yr., 8%, 4/15/14                              11,876,949        7,541,863
                                                                   -------------
                                                                     14,696,311
--------------------------------------------------------------------------------
CANADA--2.2%
Canada (Government of) Bonds,
   Series WL43, 5.75%, 6/1/29 [CAD]                  3,670,000        2,399,773
Canada (Government of) Bonds,
   8.75%, 12/1/05 [CAD]                             12,200,000        9,105,922
                                                                   -------------
                                                                     11,505,695
--------------------------------------------------------------------------------
DENMARK--0.9%
Denmark (Kingdom of) Bonds,
   8%, 3/15/06 [DKK]                                32,100,000        4,731,420
--------------------------------------------------------------------------------
GREAT BRITAIN--0.8%
United Kingdom Treasury Bonds,
   6.75%, 11/26/04 [GBP]                             2,680,000        4,263,644
--------------------------------------------------------------------------------
MEXICO--0.8%
United Mexican States
   Collateralized Fixed Rate
   Par Bonds, Series W-A,
   6.25%, 12/31/19                                   4,450,000        4,221,937
--------------------------------------------------------------------------------
PHILIPPINES--0.2%
Philippines (Republic of) Bonds,
   8.60%, 6/15/27(5)                                 1,150,000          940,125


                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
SOUTH AFRICA--0.2%
Eskom Depositary Receipts,
   Series E168, 11%, 6/1/08 [ZAR]                   12,570,000     $  1,153,406
                                                                   -------------
Total Foreign Government
   Obligations (Cost $62,171,429)                                    47,546,452

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
Cambridge Industries, Inc.
   Liquidating Trust Interests,
   7/15/07                                             309,823               --
Collins & Aikman Floorcoverings,
   Inc., 9.75% Sr. Sub. Nts., 2/15/10(3)               200,000          205,000
                                                                   -------------
                                                                        205,000
--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Ford Motor Co., 7.70% Unsec. Debs.,
   5/15/97                                             400,000          363,374
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Boyd Gaming Corp., 8.75% Nts.,
   4/15/12(3)                                          200,000          202,000
Coast Hotels & Casinos, Inc.,
   9.50% Sr. Sub. Nts., 4/1/09(3)                      200,000          211,000
Horseshoe Gaming LLC,
   8.625% Sr. Sub. Nts., 5/15/09                       400,000          409,000
Isle of Capri Casinos, Inc.,
   9% Sr. Sub. Nts., 3/15/12(3)                        300,000          304,500
MGM Mirage, Inc., 8.375% Sr.
   Unsec. Sub. Nts., 2/1/11                            400,000          404,000
Mohegan Tribal Gaming Authority,
   8% Sr. Sub. Nts., 4/1/12(3)                         400,000          403,500
Penn National Gaming, Inc.,
   8.875% Sr. Sub. Nts., 3/15/10                       500,000          496,250
Premier Parks, Inc., 9.75% Sr. Nts.,
   6/15/07                                             500,000          515,000
Sun International Hotels Ltd.,
   8.875% Sr. Sub. Nts., 8/15/11(3)                    400,000          410,500
                                                                   -------------
                                                                      3,355,750
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Beazer Homes USA, Inc.,
   8.375% Sr. Nts., 4/15/12(3)                         400,000          406,000
Blount, Inc., 13% Sr. Sub. Nts.,
   8/1/09                                              700,000          476,000
D.R. Horton, Inc., 9.75% Sr. Sub.
   Nts., 9/15/10                                       400,000          416,000



8 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
K. Hovnanian Enterprises, Inc.,
   8.875% Sr. Sub. Nts., 4/1/12(3)                  $  700,000     $    692,125
KB Home:
   7.75% Sr. Nts., 10/15/04                            400,000          406,000
   8.625% Sr. Sub. Nts., 12/15/08                      600,000          609,000
Standard Pacific Corp., 9.25% Sr.
   Sub. Nts., 4/15/12                                  200,000          202,000
Toll Corp., 8.25% Sr. Sub. Nts.,
   12/1/11                                           1,750,000        1,767,500
Williams Scotsman, Inc., 9.875%
   Sr. Unsec. Nts., 6/1/07(3)                          400,000          384,000
                                                                   -------------
                                                                      5,358,625
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Amazon.com, Inc., 0%/10% Sr.
   Unsec. Disc. Nts., 5/1/08(10)                       500,000          457,500
--------------------------------------------------------------------------------
MEDIA--1.9%
Adelphia Communications Corp.:
   10.25% Sr. Unsec. Sub. Nts.,
   6/15/11(8)                                          400,000          166,000
   10.875% Sr. Unsec. Nts., 10/1/10(8)                 200,000           80,000
AMC Entertainment, Inc., 9.50%
   Sr. Unsec. Sub. Nts., 2/1/11                        300,000          298,875
Chancellor Media Corp.,
   8.75% Sr. Unsec. Sub. Nts.,
   Series B, 6/15/07                                 1,000,000        1,005,000
Charter Communications
   Holdings LLC/Charter
   Communications Holdings
   Capital Corp.:
   0%/9.92% Sr. Unsec. Disc.
   Nts., 4/1/11(10)                                    400,000          193,000
   10% Sr. Nts., 4/1/09                                600,000          417,000
Cumulus Media, Inc., 10.375%
   Sr. Unsec. Sub. Nts., 7/1/08                        300,000          319,500
EchoStar Broadband Corp.,
   10.375% Sr. Unsec. Nts., 10/1/07                  1,000,000          960,000
EchoStar DBS Corp., 9.375%
   Sr. Unsec. Nts., 2/1/09                             700,000          651,000
Entravision Communications
   Corp., 8.125% Sr. Sub. Nts., 3/15/09(3)             200,000          202,000
Lamar Advertising Co., 9.625%
   Sr. Unsec. Sub. Nts., 12/1/06                       150,000          154,875
Mediacom LLC/Mediacom
   Capital Corp., 9.50% Sr. Unsec.
   Nts., 1/15/13                                       500,000          435,000
Rogers Cablesystems Ltd., 10%
   Second Priority Sr. Sec. Debs.,
   12/1/07                                           1,000,000        1,045,000

                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
   8.75% Sr. Sub. Nts., 12/15/07                    $  900,000     $    900,000
   8.75% Sr. Sub. Nts., 12/15/11                       250,000          251,250
   9% Sr. Unsec. Sub. Nts., 7/15/07                    375,000          376,875
Six Flags, Inc., 8.875% Sr. Nts., 2/1/10               300,000          300,000
Time Warner Entertainment
   Co. LP, 10.15% Sr. Nts., 5/1/12                     500,000          571,918
Time Warner, Inc., 9.125% Debs.,
   1/15/13                                             500,000          554,380
United Pan-Europe
   Communications NV, 10.875%
   Sr. Unsec. Nts., Series B, 8/1/09(8)                400,000           54,000
Viacom, Inc., 7.70% Sr. Unsec. Nts.,
   7/30/10                                             750,000          821,319
                                                                   -------------
                                                                      9,756,992
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Wal-Mart Stores, Inc., 7.55% Sr.
   Unsec. Nts., 2/15/30                                400,000          461,230
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
CSK Auto, Inc., 12% Sr. Nts.,
   6/15/06(3)                                          300,000          322,125
Petco Animal Supplies, Inc.,
   10.75% Sr. Sub. Nts., 11/1/11                       250,000          271,250
United Auto Group, Inc., 9.625%
   Sr. Sub. Nts., 3/15/12(3)                           200,000          202,000
United Rentals, Inc., 9% Sr.
   Unsec. Sub. Nts., Series B, 4/1/09                  500,000          500,000
                                                                   -------------
                                                                      1,295,375
--------------------------------------------------------------------------------
CONSUMER STAPLES--0.7%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Coca-Cola Co. (The), 7.375%
   Unsec. Debs., 7/29/93                               360,000          380,577
--------------------------------------------------------------------------------
FOOD & DRUG RETAILING--0.3%
Fleming Cos., Inc., 10.625% Sr.
   Unsec. Sub. Nts., Series D, 7/31/07               1,000,000          985,000
Great Atlantic & Pacific Tea Co.,
   Inc. (The), 9.125% Sr. Nts., 12/15/11               100,000           93,500
Pathmark Stores, Inc., 8.75%
   Sr. Sub. Nts., 2/1/12                               300,000          306,000
                                                                   -------------
                                                                      1,384,500
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Canandaigua Brands, Inc.,
   8.625% Sr. Unsec. Nts., 8/1/06                      700,000          738,500
Dole Food Co., Inc., 7.25%
   Nts., 5/1/09(3)                                     500,000          511,922
Smithfield Foods, Inc., 8% Sr.
   Nts., Series B, 10/15/09                            400,000          408,000
                                                                   -------------
                                                                      1,658,422


9 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.0%
Revlon Consumer Products Corp.,
   12% Sr. Sec. Nts., 12/1/05                       $  250,000     $    250,000
--------------------------------------------------------------------------------
ENERGY--0.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
BRL Universal Equipment Corp.,
   8.875% Sr. Sec. Nts., 2/15/08                       500,000          497,500
Hornbeck-Leevac Marine Services,
   Inc., 10.625% Sr. Nts., 8/1/08                      250,000          262,812
R&B Falcon Corp., 9.50% Sr. Unsec.
   Nts., 12/15/08                                      500,000          593,504
                                                                   -------------
                                                                      1,353,816
--------------------------------------------------------------------------------
OIL & GAS--0.7%
Chesapeake Energy Corp.:
   8.125% Sr. Unsec. Nts., 4/1/11                      200,000          197,500
   8.375% Sr. Unsec. Nts., 11/1/08                     400,000          402,000
Conoco, Inc., 6.95% Sr. Unsec. Nts.,
   4/15/29                                             400,000          410,044
Forest Oil Corp., 10.50% Sr. Unsec.
   Sub. Nts., 1/15/06                                  400,000          428,000
Frontier Oil Corp., 11.75% Sr. Nts.,
   11/15/09                                            250,000          266,875
Funding Corp./Beaver Valley
   Funding Corp., 9% Second
   Lease Obligation Bonds, 6/1/17                      989,000        1,060,296
Pennzoil-Quaker State Co.,
   10% Sr. Nts., 11/1/08(5)                            250,000          294,062
Stone Energy Corp., 8.25% Sr.
   Unsec. Sub. Nts., 12/15/11                          250,000          251,250
Westport Resources Corp., 8.25%
   Sr. Unsec. Sub. Nts., 11/1/11                       250,000          257,500
                                                                   -------------
                                                                      3,567,527
--------------------------------------------------------------------------------
FINANCIALS--0.9%
--------------------------------------------------------------------------------
BANKS--0.2%
ABN Amro Bank NV (NY Branch),
   7.125% Sub. Nts., Series B, 10/15/93                400,000          424,938
Bank of America Corp., 7.80% Jr.
   Unsec. Sub. Nts., 2/15/10                           400,000          448,268
                                                                   -------------
                                                                        873,206
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--0.4%
Citigroup, Inc., 6.875% Unsec. Nts.,
   2/15/98                                             450,000          446,709
General Electric Capital Corp.,
   7.25% Nts., Series A, 2/1/05                        400,000          431,412
Goldman Sachs Group, Inc. (The),
   7.80% Sr. Unsec. Unsub. Nts.,
   Series B, 1/28/10                                   400,000          439,371

                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 6.75%
   Sub. Nts., 2/1/11                                $  750,000     $    778,646
Metris Cos., Inc., 10% Sr. Unsec.
   Nts., 11/1/04                                       200,000          185,000
                                                                   -------------
                                                                      2,281,138
--------------------------------------------------------------------------------
REAL ESTATE--0.3%
Host Marriott LP, 9.50% Sr. Nts.,
   1/15/07(3)                                          400,000          405,500
MeriStar Hospitality Corp.:
   8.75% Sr. Unsec. Sub. Nts., 8/15/07                 500,000          445,000
   9.125% Sr. Nts., 1/15/11                            500,000          480,000
   9.125% Sr. Unsec. Nts., 1/15/11(3)                  200,000          192,000
MeriStar Hospitality Operating
   Partnership/Finance Corp. II,
   10.50% Sr. Nts., 6/15/09(3)                         250,000          253,750
                                                                   -------------
                                                                      1,776,250
--------------------------------------------------------------------------------
HEALTH CARE--0.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Amgen, Inc., 8.125% Unsec. Debs.,
   4/1/97                                               91,000           99,287
--------------------------------------------------------------------------------
INDUSTRIALS--1.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.1%
Boeing Capital Corp., 6.50% Nts.,
   2/15/12                                             750,000          787,788
--------------------------------------------------------------------------------
AIRLINES--0.1%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                  500,000          362,500
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Allied Waste North America, Inc.:
   8.50% Sr. Sub. Nts., 12/1/08                        300,000          291,000
   8.875% Sr. Nts., Series B, 4/1/08                   200,000          197,000
   10% Sr. Unsec. Sub. Nts.,
   Series B, 8/1/09                                    500,000          493,790
IT Group, Inc., 11.25% Sr. Unsec.
   Sub. Nts., Series B, 4/1/09(5,8)                    400,000              500
                                                                   -------------
                                                                        982,290
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Tyco International Group SA,
   6.375% Nts., 10/15/11                               750,000          575,243
--------------------------------------------------------------------------------
MACHINERY--0.4%
Caterpillar, Inc., 7.375% Unsec.
   Debs., 3/1/97                                       400,000          419,248
International Wire Group, Inc.,
   11.75% Sr. Sub. Nts., Series B, 6/1/05              500,000          450,000
John Deere Capital Corp., 6%
   Unsec. Nts., 2/15/09                                500,000          507,546
Terex Corp., 9.25% Sr. Unsec. Sub.
   Nts., 7/15/11                                       250,000          260,000




10 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Wolverine Tube, Inc., 10.50% Sr. Nts.,
   4/1/09(3)                                        $  500,000     $    492,500
                                                                   -------------
                                                                      2,129,294
--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Norfolk Southern Corp., 7.90%
   Sr. Bonds, 5/15/97                                  400,000          430,722
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Motorola, Inc., 5.22% Unsec. Debs.,
   10/1/97                                             140,000           80,923
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
International Business Machines
   Corp., 7.125% Sr. Unsec. Unsub.
   Debs., 12/1/96                                      400,000          404,500
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.1%
Amkor Technology, Inc., 9.25%
   Sr. Unsec. Nts., 5/1/06                             700,000          577,500
--------------------------------------------------------------------------------
MATERIALS--1.3%
--------------------------------------------------------------------------------
CHEMICALS--0.6%
Avecia Group plc, 11% Sr. Unsec.
   Nts., 7/1/09                                        500,000          500,000
Huntsman Corp./ICI Chemical
   Co. plc, Zero Coupon Sr. Unsec.
   Disc. Nts., 13.08%, 12/31/09(7)                     500,000          122,500
Huntsman International LLC,
   9.875% Sr. Nts., 3/1/09(3)                          200,000          201,500
ISP Holdings, Inc., 10.625% Bonds,
   12/15/09(3)                                         250,000          248,750
Lyondell Chemical Co.:
   9.625% Sr. Sec. Nts., Series A,
   5/1/07                                              150,000          143,625
   9.875% Sec. Nts., Series B,
   5/1/07                                              400,000          384,000
NL Industries, Inc., 11.75% Sr.
   Sec. Nts., 10/15/03                                  53,000           53,265
OM Group, Inc., 9.25% Sr. Sub.
   Nts., 12/15/11                                      250,000          260,000
Rohm & Haas Co., 7.85% Unsec.
   Debs., 7/15/29                                      400,000          461,246
Sterling Chemicals, Inc.:
   11.75% Sr. Unsec. Sub. Nts.,
   8/15/06(8)                                          335,000           48,575
   12.375% Sr. Sec. Nts., Series B,
   7/15/06(8)                                          650,000          607,750
                                                                   -------------
                                                                      3,031,211

                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.0%
Graphic Packaging Corp.,
   8.625% Sr. Sub. Nts., 2/15/12(3)                $   200,000     $    207,500
--------------------------------------------------------------------------------
METALS & MINING--0.5%
AK Steel Corp., 9.125% Sr. Nts.,
   12/15/06                                            350,000          367,710
Alcoa, Inc., 6% Bonds, 1/15/12                         750,000          771,073
Kaiser Aluminum & Chemical Corp.:
   10.875% Sr. Nts., Series B, 10/15/06(8)             250,000          196,250
    12.75% Sr. Sub. Nts., 2/1/03(8)                    800,000          148,000
Metallurg, Inc., 11% Sr. Nts., 12/1/07                 450,000          407,250
United States Steel LLC, 10.75% Sr.
   Nts., 8/1/08                                        600,000          627,000
                                                                   -------------
                                                                      2,517,283
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Doman Industries Ltd., 8.75% Sr.
   Nts., 3/15/04(8)                                    700,000          143,500
Georgia-Pacific Corp., 8.125% Sr.
   Unsec. Nts., 5/15/11                                600,000          575,144
Repap New Brunswick, Inc.,
   11.50% Sr. Sec. Nts., 6/1/04                        200,000          228,500
                                                                   -------------
                                                                        947,144
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
American Tower Corp., 9.375%
   Sr. Nts., 2/1/09                                    200,000          111,000
PanAmSat Corp., 8.50% Sr. Nts.,
   2/1/12(3)                                           300,000          277,500
WorldCom, Inc., 6.95% Sr. Unsec.
   Nts., 8/15/28(1,8)                                  900,000          139,500
XO Communications, Inc.,
   0%/12.25% Sr. Unsec. Disc. Nts.,
   6/1/09(1,8,10)                                      350,000            7,000
                                                                   -------------
                                                                        535,000
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
American Cellular Corp., 9.50%
   Sr. Sub. Nts., 10/15/09                             700,000          129,500
Crown Castle International Corp.,
   9% Sr. Nts., 5/15/11                                500,000          307,500
Leap Wireless International, Inc.:
   0%/14.50% Sr. Unsec. Disc. Nts.,
   4/15/10(10)                                         300,000           16,500
   12.50% Sr. Nts., 4/15/10                            400,000           46,000
Millicom International Cellular
   SA, 13.50% Sr. Disc. Nts., 6/1/06                 1,250,000          443,750
Nextel Communications, Inc.:
   0%/9.95% Sr. Disc. Nts., 2/15/08(10)                200,000           96,500
   9.375% Sr. Unsec. Nts., 11/15/09                    400,000          204,000
   12% Sr. Unsec. Nts., 11/1/08                        250,000          138,125




11 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Omnipoint Corp., 11.50% Sr. Nts.,
   9/15/09(3)                                       $  250,000     $    251,250
Orbcomm Global LP (Escrow),
    8/15/04                                            200,000               --
Rural Cellular Corp., 9.625% Sr.
   Sub. Nts., Series B, 5/15/08                        750,000          348,750
Tritel PCS, Inc., 10.375% Sr. Sub.
   Nts., 1/15/11                                       262,000          239,730
Triton PCS, Inc., 8.75% Sr. Unsec.
   Sub. Nts., 11/15/11                                 400,000          248,000
Vodafone Group plc, 7.75% Unsec.
   Unsub. Nts., 2/15/10                                400,000          426,042
VoiceStream Wireless Corp.,
   10.375% Sr. Unsec. Nts., 11/15/09                   660,000          636,900
                                                                   -------------
                                                                      3,532,547
--------------------------------------------------------------------------------
UTILITIES--0.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
AES Corp. (The), 8.875% Sr. Unsec.
   Nts., 2/15/11                                       400,000          250,000
Calpine Corp.:
   8.50% Sr. Unsec. Nts., 2/15/11                    1,000,000          675,000
   8.75% Sr. Nts., 7/15/07                             300,000          211,500
                                                                   -------------
                                                                      1,136,500
--------------------------------------------------------------------------------
MULTI-UTILITIES--0.1%
Dynegy Holdings, Inc., 8.75%
   Sr. Nts., 2/15/12                                   250,000          186,574
                                                                   -------------
Total Non-Convertible
   Corporate Bonds and Notes
   (Cost $58,501,591)                                                53,303,088
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.6%

Gilat Satellite Networks Ltd., 4.25%
   Cv. Unsec. Sub. Nts., 3/15/05                     1,500,000          285,000
Incyte Genomics, Inc., 5.50% Cv.
   Unsec. Nts., 2/1/07                               2,500,000        1,759,375
RF Micro Devices, Inc., 3.75% Cv.
   Nts., 8/15/05                                            --               --
Vitesse Semiconductor Corp.,
   4% Cv. Sub. Nts., 3/15/05                         1,000,000          780,000
                                                                   -------------
Total Convertible Corporate
   Bonds and Notes (Cost $3,850,494)                                  2,824,375

                                                     PRINCIPAL     MARKET VALUE
                                                       ACCOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--6.2%

Repurchase agreement with DB
   Alex Brown LLC, 1.87%, dated
   6/28/02, to be repurchased at
   $32,580,076 on 7/1/02,
   collateralized by U.S. Treasury
   Bonds, 6%--6.50%,
   2/15/26--11/15/26, with
   a value of $33,296,778
   (Cost $32,575,000)                              $32,575,000     $ 32,575,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
   (COST $506,721,283)                                    98.6%     519,085,693
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                            1.4        7,557,072
                                                   -----------------------------
NET ASSETS                                               100.0%    $526,642,765
                                                   =============================



FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD Australian Dollar
DKK Danish Krone
GBP British Pound Sterling
ZAR South African Rand
CAD Canadian Dollar

1. Non-income producing security.


12 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

2. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:


                                           CONTRACTS              EXPIRATION      EXERCISE        PREMIUM     MARKET VALUE
                                     SUBJECT TO CALL                   DATES         PRICE       RECEIVED       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
 Affymetrix, Inc.                                120                 8/19/02      $  60.00    $    33,238  $            --
 Anthem, Inc.                                     74                 9/23/02         60.00         24,198           68,820
 Anthem, Inc.                                    100                12/23/02         80.00         51,699           28,000
 Bank of America Corp.                           180                11/18/02         75.00         50,759           47,700
 Boeing Co.                                      100                 8/19/02         45.00         23,699           22,000
 Boeing Co.                                      100                 8/19/02         50.00         15,700            5,000
 Boeing Co.                                      130                 8/19/02         55.00         19,110               --
 Borders Group, Inc.                             120                11/18/02         25.00         23,040               --
 Borg-Warner Automotive, Inc.                    100                 7/22/02         55.00         52,199           38,000
 Borg-Warner Automotive, Inc.                    100                10/21/02         65.00         49,824           25,000
 Boston Scientific Corp.                         280                 8/19/02         25.00         66,359          131,600
 Boston Scientific Corp.                         280                 8/19/02         30.00         41,159           44,800
 Brinker International, Inc.                     170                 7/22/02         35.00         21,589              850
 Cabot Corp.                                     170                 7/22/02         35.00         39,526               --
 Cabot Corp.                                     180                10/21/02         40.00         21,960               --
 Callaway Golf Co.                               220                11/18/02         22.50         23,540            4,400
 Children's Place Retail Stores, Inc.            105                 9/23/02         40.00         14,385              525
 Cognex Corp.                                    240                 8/19/02         30.00         25,680            2,400
 Computer Associates International, Inc.         150                 8/19/02         45.00         27,299               --
 Cooper Cameron Corp.                             80                 8/19/02         50.00         35,759           21,600
 Cox Radio, Inc., Cl. A                          153                 8/19/02         30.00         17,136               --
 Delta Air Lines, Inc.                            90                 7/22/02         35.00         28,530               --
 Delta Air Lines, Inc.                            90                10/21/02         45.00         24,930               --
 Devon Energy Corp.                              100                 7/22/02         45.00         30,859           46,000
 Devon Energy Corp.                               88                10/21/02         55.00         16,016           14,520
 Edison International                            410                10/21/02         17.50         47,969           49,200
 El Paso Corp.                                   160                 7/22/02         55.00         31,769               --
 Engelhard Corp.                                 160                10/21/02         35.00         13,440              800
 Federated Department Stores, Inc.               125                 8/19/02         42.50         58,373           11,875
 Federated Department Stores, Inc.               175                11/18/02         47.50         57,662           17,500
 General Motors Corp., Cl. H                     360                 9/23/02         17.50         51,119               --
 Hasbro, Inc.                                    900                10/21/02         17.50         91,799            9,000
 Hercules, Inc.                                  450                 9/23/02         12.50         42,299           20,250
 Human Genome Sciences, Inc.                      80                 7/22/02         45.00          6,720               --
 International Business Machines Corp.           184                10/21/02        140.00         20,608               --
 International Flavors & Fragrances, Inc.        128                 8/19/02         35.00         16,256            7,680
 Intuit, Inc.                                     50                10/21/02         50.00         14,850           25,500
 Johnson & Johnson                               150                 7/22/02         65.00         26,174              750
 Jones Apparel Group, Inc.                       235                 8/19/02         35.00         94,215           79,900
 KLA-Tencor Corp.                                114                 9/23/02         75.00         57,797               --
 KLA-Tencor Corp.                                140                 9/23/02        100.00         26,180               --
 MGM Mirage, Inc.                                110                 9/23/02         40.00         23,870            8,250
 Millennium Pharmaceuticals, Inc.                170                 8/19/02         30.00         26,690               --
 Millennium Pharmaceuticals, Inc.                180                11/18/02         45.00         13,320               --
 Murphy Oil Corp.                                126                 7/22/02         85.00         74,682           25,200
 National Semiconductor Corp.                    320                 8/19/02         35.00         88,639           32,000
 National Semiconductor Corp.                    320                11/18/02         45.00         63,039           17,600
 Nike, Inc., Cl. B                                52                 7/22/02         65.00         16,743               --
 Nike, Inc., Cl. B                                52                10/21/02         75.00          9,984            1,300
 Noble Corp.                                     126                 1/20/03         50.00         27,342           18,900
 Noble Drilling Corp.                            120                 9/23/02         45.00         34,439           16,200
 Peoplesoft, Inc.                                150                 7/22/02         50.00         89,547               --
 Peoplesoft, Inc.                                150                 7/22/02         47.50         19,050               --
 Praxair, Inc.                                    70                 7/22/02         60.00         21,489            1,750
 Praxair, Inc.                                   140                10/21/02         65.00         31,593           10,500
 SBC Communications, Inc.                        105                10/21/02         45.00          9,870              525
 Swift Transportation Co., Inc.                  180                10/21/02         25.00         43,034           22,500
 Synopsys, Inc.                                  350                 9/23/02         60.00        121,448           96,250
 Talbots, Inc. (The)                              90                 8/19/02         45.00         26,472               --
 Teradyne, Inc.                                  140                 7/22/02         45.00         21,279               --


13 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
2. Outstanding written options continued

                                           CONTRACTS              EXPIRATION       EXERCISE           PREMIUM     MARKET VALUE
                                     SUBJECT TO CALL                   DATES          PRICE          RECEIVED       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 Teradyne, Inc.                                  320                10/21/02        $50.00     $   84,139       $       --
 Tiffany & Co.                                    60                 8/19/02         37.50         14,820            5,700
 Tiffany & Co.                                    60                11/18/02         42.50         15,720            6,000
 Titan Corp. (The)                               400                 7/22/02         25.00         51,355               --
 Transocean Sedco Forex, Inc.                    120                11/18/02         45.00         14,040            7,200
 Tyco International Ltd.                         240                10/21/02         47.50         24,480               --
 Unocal Corp.                                    180                10/21/02         40.00         40,859           13,500
 Veritas Software Corp.                           70                 8/19/02         65.00         34,089               --
 Waters Corp.                                     88                 8/19/02         45.00         15,136               --
 Waters Corp.                                     88                 8/19/02         50.00         23,055               --
 Yahoo!, Inc.                                    490                 7/22/02         30.00         46,058               --
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               $2,561,699       $1,007,045
                                                                                               =================================

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,856,597 or 1.49% of the Fund's net assets as of June 30, 2002.
4. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
5. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. Issuer is in default.
9. Represents the current interest rate for a variable or increasing rate security.
10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 June 30, 2002
--------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $506,721,283)-- see accompanying statement                        $519,085,693
-------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                10,063,718
 Interest, dividends and principal paydowns                                                       3,493,955
 Shares of beneficial interest sold                                                                 205,789
 Other                                                                                                3,213
 Total assets                                                                                   532,852,368
-------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Bank overdraft                                                                                     528,910
-------------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $2,561,699)                                         1,007,045
-------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                            3,887,028
 Shares of beneficial interest redeemed                                                             722,495
 Shareholder reports                                                                                 53,301
 Transfer and shareholder servicing agent fees                                                        1,508
 Trustees' compensation                                                                                 487
 Distribution and service plan fees                                                                      56
 Other                                                                                                8,773
                                                                                               --------------
 Total liabilities                                                                                6,209,603

-------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                    $526,642,765

-------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                                    $     38,563
-------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                     520,895,536
-------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                              9,145,359
-------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                 (17,366,100)
-------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                        13,929,407
                                                                                               --------------
 NET ASSETS                                                                                    $526,642,765
                                                                                               ==============
-------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets of $526,223,465 and 38,532,771 shares of beneficial interest outstanding)                $13.66
-------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets of $419,300 and 30,720 shares of beneficial interest outstanding)                        $13.65


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended June 30, 2002
--------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest                                                                     $  9,569,586
--------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $53,087)                         2,135,960
                                                                              --------------
 Total income                                                                   11,705,546

--------------------------------------------------------------------------------------------
 EXPENSES
 Management fees                                                                 2,042,776
--------------------------------------------------------------------------------------------
 Shareholder reports                                                                11,284
--------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                        10,106
--------------------------------------------------------------------------------------------
 Trustees' compensation                                                              8,135
--------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                       6,495
--------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                                     56
--------------------------------------------------------------------------------------------
 Other                                                                              37,591
                                                                              --------------
 Total expenses                                                                  2,116,443
 Less reduction to custodian expenses                                               (1,599)
                                                                              --------------
 Net expenses                                                                    2,114,844
--------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                           9,590,702
--------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                         (10,758,219)
 Closing and expiration of option contracts written                              1,900,732
 Foreign currency transactions                                                  (2,965,467)
                                                                              --------------
 Net realized loss                                                             (11,822,954)
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                   (43,754,599)
 Translation of assets and liabilities denominated in foreign currencies         5,487,652
                                                                              --------------
 Net change                                                                    (38,266,947)
                                                                              --------------
 Net realized and unrealized loss                                              (50,089,901)

--------------------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $(40,499,199)
                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS              YEAR
                                                                                       ENDED             ENDED
                                                                               JUNE 30, 2002      DECEMBER 31,
                                                                                 (UNAUDITED)              2001
---------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                                          $  9,590,702    $   20,489,430
---------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                        (11,822,954)        2,713,633
---------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                           (38,266,947)      (11,868,642)
                                                                                -------------------------------
 Net increase (decrease) in net assets resulting from operations                 (40,499,199)       11,334,421

---------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Non-Service shares                                                              (19,151,437)      (22,752,705)
 Service shares                                                                           --                --
---------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Non-Service shares                                                               (7,948,868)      (30,390,350)
 Service shares                                                                           --                --

---------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                  780,058        45,543,527
 Service shares                                                                      429,474                --

---------------------------------------------------------------------------------------------------------------
 NET ASSETS
 Total increase (decrease)                                                       (66,389,972)        3,734,893
---------------------------------------------------------------------------------------------------------------
 Beginning of period                                                             593,032,737       589,297,844
                                                                                -------------------------------
 End of period (including undistributed net investment
 income of $9,145,359 and $18,706,094, respectively)                            $526,642,765      $593,032,737
                                                                                ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                     YEAR
                                                 ENDED                                                                    ENDED
                                         JUNE 30, 2002                                                             DECEMBER 31,
 NON-SERVICE SHARES                         (UNAUDITED)          2001          2000          1999          1998            1997
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period           $ 15.40       $ 16.55       $ 17.46       $ 17.05       $ 17.01       $ 15.63
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .26           .53           .72           .82           .71           .62
 Net realized and unrealized gain (loss)          (1.28)         (.19)          .38          1.04           .42          1.95
                                                ---------------------------------------------------------------------------------
 Total from investment operations                 (1.02)          .34          1.10          1.86          1.13          2.57
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.51)         (.64)         (.82)         (.59)         (.16)         (.61)
 Distributions from net realized gain              (.21)         (.85)        (1.19)         (.86)         (.93)         (.58)
                                                ---------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.72)        (1.49)        (2.01)        (1.45)        (1.09)        (1.19)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 13.66       $ 15.40       $ 16.55       $ 17.46       $ 17.05       $ 17.01
                                                =================================================================================


---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)              (7.00)%        2.22%         6.44%        11.80%         6.66%        17.22%

---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)      $526,223      $593,033      $589,298      $578,783      $622,333      $637,545
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $570,515      $599,324      $566,724      $593,151      $640,131      $564,369
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                             3.39%         3.42%         4.36%         4.46%         4.05%         3.86%
 Expenses                                          0.75%         0.76%         0.76%         0.73%         0.76%(3)      0.75%(3)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             12%           30%           42%           17%           43%           42%


1. Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value  calculated on the last business day of the fiscal period.  Total returns are not  annualized  for periods  less than one full year.  Total  return  information  does not reflect expenses that apply at the separate  account level or to related  insurance  products.  Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                               PERIOD
                                                                ENDED
                                                     JUNE 30, 2002(1)
 SERVICE SHARES                                           (UNAUDITED)
---------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                       $ 14.51
---------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                          .08
 Net realized and unrealized loss                              (.94)
                                                            ---------
 Total from investment operations                              (.86)
---------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --
 Distributions from net realized gain                            --
                                                            ---------
 Total dividends and/or distributions
 to shareholders                                                 --
---------------------------------------------------------------------
 Net asset value, end of period                             $ 13.65
                                                            =========
---------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                          (5.93)%


---------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                      $419
---------------------------------------------------------------------
 Average net assets (in thousands)                             $157
=====================================================================
 Ratios to average net assets:(3)
 Net investment income                                         9.87%
 Expenses                                                      0.96%
---------------------------------------------------------------------
 Portfolio turnover rate                                         12%



1. For the period from May 1, 2002 (inception of offering) to June 30, 2002.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2002, securities with an aggregate market value of $4,760,125, representing 0.90% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------

 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



20 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

    As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $14,133,114. This estimated capital loss carryforward represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



21 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST

 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                         SIX MONTHS ENDED JUNE 30, 2002    YEAR ENDED DECEMBER 31, 2001(1)
                                                               SHARES            AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
 NON-SERVICE SHARES
 Sold                                                       1,941,696      $ 28,697,855        6,369,169     $ 100,976,185
 Dividends and/or distributions reinvested                  1,834,820        27,100,305        3,507,792        53,143,055
 Redeemed                                                  (3,756,357)      (55,018,101)      (6,967,146)     (108,575,713)
                                                           ------------------------------------------------------------------
 Net increase                                                  20,159      $    780,058        2,909,815     $  45,543,527
                                                           ==================================================================

-----------------------------------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Sold                                                          30,732      $    429,639               --     $          --
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                         (12)             (165)              --                --
                                                           ------------------------------------------------------------------
 Net increase                                                  30,720      $    429,474               --     $          --
                                                           ==================================================================

1. For the six months ended June 30, 2002, for Non-Service shares and for the period from May 1, 2002 (inception of offering) to June 30, 2002, for Service shares.

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $59,603,118 and $82,725,069, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.72%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets per annum of funds offered in variable annuity separate accounts. This undertaking may be amended or withdrawn at any time.



22 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund.

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. OPTION ACTIVITY

 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.




23 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. OPTION ACTIVITY Continued

    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended June 30, 2002 was as follows:

                                                                 CALL OPTIONS
                                                 ------------------------------
                                                  NUMBER OF         AMOUNT OF
 CONTRACT DESCRIPTION                             CONTRACTS          PREMIUMS
-------------------------------------------------------------------------------
 Options outstanding as of December 31, 2001         11,211       $ 2,712,380
 Options written                                     10,042         1,995,884
 Options closed or expired                           (8,003)       (1,864,301)
 Options exercised                                     (842)         (282,264)
                                                 ------------------------------
 Options outstanding as of June 30, 2002             12,408        $2,561,699
                                                 ==============================

--------------------------------------------------------------------------------
 7. ILLIQUID SECURITIES

 As of June 30, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2002 was $1,236,324, which represents 0.23% of the Fund's net assets.


24 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
--------------------------------------------------------------------------------

 A SERIES OF OPPENHEIMER VARIABLE ACCOUNT FUNDS
================================================================================
 TRUSTEES AND OFFICERS    James C. Swain, Trustee, CEO and Chairman of the Board
                          John V. Murphy, President and Trustee
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          Beverly L. Hamilton, Trustee
                          Robert J. Malone, Trustee
                          F. William Marshall, Jr., Trustee
                          Richard H. Rubinstein, Vice President
                          David P. Negri, Vice President
                          George Evans, Vice President
                          Michael Levine, Vice President
                          Susan Switzer, Vice President
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary

================================================================================
 INVESTMENT ADVISOR       OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AGENT           OppenheimerFunds Services

================================================================================
 INDEPENDENT AUDITORS     Deloitte & Touche LLP

================================================================================
 LEGAL COUNSEL            Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information about
                          Oppenheimer Multiple Strategies Fund/VA, please refer to the Prospectus. To obtain a copy or for more information on how to obtain a separate account prospectus, call OppenheimerFunds, Inc. at 1.800.981.2871.


25 OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

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                                                      OPPENHEIMER FUNDS LOGO ART

[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.